PBHG INSURANCE SERIES FUND

                        Supplement Dated November 1, 2005

                  This Supplement updates certain information contained in the currently effective Prospectus of PBHG Insurance Series Fund, dated April 8, 2005, and replaces all previous supplements. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-800-347-9256.

New Investment Advisory Arrangement
-----------------------------------

                  The Board of Trustees (the "Board") of PBHG Insurance Series Fund (the "Trust") previously approved Old Mutual Capital, Inc. ("OMCAP") as the new investment adviser to each of the Trust's portfolios ("Funds"), subject to shareholder approval. OMCAP is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH") as is Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"), the current investment adviser to the Funds. The Board had also approved a newly organized investment adviser ("Newly Organized Sub-Adviser") to be the sub-adviser of each of the Funds. The Board had previously been advised that Liberty Ridge Capital would cease advising the Funds upon the selection of a replacement sub-adviser. As OMUSH will now not be acquiring the Newly Organized Sub-Adviser, the Board has retained an independent investment consulting firm to assist the Board in its evaluation of options for management of the Funds. In order to ensure continuity of portfolio management, Liberty Ridge Capital has agreed to continue in its role as investment manager for the Funds as the Board considers alternatives for sub-advising the Funds.

Interim Investment Advisory Arrangement
---------------------------------------

                  In order to avoid disruption of the Funds' investment management program, the Board approved an interim advisory agreement with OMCAP ("Interim Agreement"), pursuant to which OMCAP will provide investment management services to the Funds. The Interim Agreement will commence upon the termination of the current advisory agreement with Liberty Ridge Capital (the "Termination Date"). The Interim Agreement will remain in effect for each Fund for a period that will expire on the earlier of: (i) the date on which the shareholders of the Fund approve a new management agreement; and (ii) 150 days after the Termination Date.

Related Name Changes
--------------------

                  Effective on or about November 1, 2005, PBHG Insurance Series Fund will be renamed Old Mutual Insurance Series Fund; and each of the Funds will be renamed as follows:

------------------------------------------------------------ ----------------------------------------------------------
                         Old Name                                                    New Name
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Growth II Portfolio                            Old Mutual Growth II Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Large Cap Growth Portfolio                     Old Mutual Large Cap Growth Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Select Value Portfolio                         Old Mutual Select Value Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Large Cap Growth Concentrated Portfolio        Old Mutual Large Cap Growth Concentrated Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Small Cap Portfolio                            Old Mutual Small Cap Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio                              Old Mutual Mid-Cap Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Small Cap Growth Portfolio                     Old Mutual Small Cap Growth Portfolio
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Technology & Communications Portfolio          Old Mutual Technology & Communications Portfolio
------------------------------------------------------------ ----------------------------------------------------------

Upcoming Shareholders Meeting
-----------------------------

                  More information regarding the new advisory and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to shareholders in late 2005 or early 2006.

                  References throughout the Prospectuses and the Statement of Additional Information will be deemed modified accordingly.